Related Parties - Summary of Interest Income from Related Parties and Interest Expense to Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Interest income from related parties	₺ 5,850,955	₺ 4,479,843	₺ 2,232,183
Interest expense to related parties	2,286,900	1,580,957	1,053,952
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Interest income from related parties	3,703,418	3,080,795	1,192,791
Interest expense to related parties	1,843,714	930,256	741,697
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Interest income from related parties	1,094,589	485,791	505,431
Interest expense to related parties	92,767	232,383	160,395
Halk Varlik Kiralama AS
Disclosure of transactions between related parties [line items]
Interest expense to related parties	327,904	384,601	143,660
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	884,857	708,380	447,613
Interest expense to related parties	17,586	20,776	5,537
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	135,267	204,458	86,230
Other
Disclosure of transactions between related parties [line items]
Interest income from related parties	32,824	419	118
Interest expense to related parties	₺ 4,929	₺ 12,941	₺ 2,663